Leases (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Finance lease receivables		R$ 2,216,033	R$ 1,952,178
Lease Stores And Kiosks [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables		746,028	653,422
Lease Land Network [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables		2,664,315	1,657,345
Lease Fiber [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables		1,081,575	R$ 1,454,664
Up To December 2023 [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		3,109,546
Finance lease receivables	[1]	2,716,099
Up To December 2023 [Member] | Lease Network Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		1,324,986
Up To December 2023 [Member] | Lease Stores And Kiosks [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		206,017
Up To December 2023 [Member] | Lease Land Network [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		645,485
Up To December 2023 [Member] | Lease Fiber [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		539,611
Up To December 2023 [Member] | L T Amazonas 1 [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	[2]	65,620
Up To December 2023 [Member] | Sale Of Towers [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	[3]	291,462
Up To December 2023 [Member] | Other Finance Lease Liabilities [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	[4]	36,365
January 2024 To December 2028 [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		8,468,542
Finance lease receivables	[1]	6,940,869
January 2024 To December 2028 [Member] | Lease Network Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		3,942,271
January 2024 To December 2028 [Member] | Lease Stores And Kiosks [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		505,493
January 2024 To December 2028 [Member] | Lease Land Network [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		1,837,641
January 2024 To December 2028 [Member] | Lease Fiber [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		655,464
January 2024 To December 2028 [Member] | L T Amazonas 1 [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	[2]	226,810
January 2024 To December 2028 [Member] | Sale Of Towers [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	[3]	1,168,828
January 2024 To December 2028 [Member] | Other Finance Lease Liabilities [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	[4]	132,035
January 2029 Onwards [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		8,295,305
Finance lease receivables	[1]	5,708,192
January 2029 Onwards [Member] | Lease Network Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		3,411,227
January 2029 Onwards [Member] | Lease Stores And Kiosks [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		491,755
January 2029 Onwards [Member] | Lease Land Network [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		1,805,210
January 2029 Onwards [Member] | L T Amazonas 1 [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	[2]	320,214
January 2029 Onwards [Member] | Sale Of Towers [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	[3]	2,223,774
January 2029 Onwards [Member] | Other Finance Lease Liabilities [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	[4]	43,125
Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		19,873,393
Finance lease receivables	[1]	15,365,161
Nominal Value [Member] | Lease Network Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		8,678,483
Nominal Value [Member] | Lease Stores And Kiosks [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		1,203,265
Nominal Value [Member] | Lease Land Network [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		4,288,337
Nominal Value [Member] | L T Amazonas 1 [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	[2]	612,644
Nominal Value [Member] | Sale Of Towers [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	[3]	3,684,064
Nominal Value [Member] | Other Finance Lease Liabilities [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	[4]	211,524
Nominal Value [Member] | Lease Fiber [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		1,195,076
Present Value [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		12,831,865
Finance lease receivables	[1]	10,615,832
Present Value [Member] | Lease Network Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		6,123,914
Present Value [Member] | Lease Stores And Kiosks [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		746,028
Present Value [Member] | Lease Land Network [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		2,664,315
Present Value [Member] | L T Amazonas 1 [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	[2]	327,505
Present Value [Member] | Sale Of Towers [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	[3]	1,730,214
Present Value [Member] | Lease Fiber [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	[4]	158,314
Present Value [Member] | Lease Network [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		R$ 1,081,575

[1]	Other leases:
[2]	LT Amazonas
[3]	Sale and leaseback of Towers
[4]	It is substantially represented by lease transactions in transmission towers.